Schedule of major customers and suppliers (Details)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		25.50%		40.90%		23.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage				21.40%		20.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		50.40%		17.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage				11.10%			[1],[2],[3],[4]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage						14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk percentage						14.40%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage		44.40%		35.20%		14.70%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage			[1],[4]	11.90%			[1],[4]
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage				10.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage		25.40%			[1],[4]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage		17.60%		20.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage				57.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		47.40%		14.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk percentage		10.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage		84.00%		88.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage	[4]

[1]	Comprised less than 10% of cost of revenue for the respective period.
[2]	Comprised less than 10% of accounts receivable for the respective period.
[3]	Comprised less than 10% of revenue for the respective period.
[4]	Comprised less than 10% of accounts payable for the respective period.